Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $1.00 per share
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt securities of Jefferies Financial Group Inc.'s corporate predecessors
Offering Note

(1)
An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the issuer is deferring payment of all of the registration fee. In connection with the securities offered hereby, the issuer will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act.

(2)
Includes an unspecified number of securities that may be offered or sold by direct or indirect subsidiaries of the issuer in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate number or amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Jefferies Financial Group Inc. and/or its corporate predecessors. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)
The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(q) under the Securities Act, no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by direct or indirect subsidiaries of the issuer.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Amount Registered | shares	25,000,000
Maximum Aggregate Offering Price	$ 828,500,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-271881
Carry Forward Initial Effective Date	May 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 91,300.7
Offering Note

(4)
The 25,000,000 unsold Common Shares, par value $1.00 per share, having an aggregate offering price of up to $828,500,000, were carried over from the Registration Statement on Form S-3 (No. 333-271881) (the “Prior Registration Statement”) and the related prospectus supplement filed on May 12, 2023 pursuant to Rule 415(a)(6) under the Securities Act. In connection with the registration of these securities, a registration fee of $91,300.70 was previously paid, which registration fee will continue to be applied to these securities included in this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of these securities carried forward pursuant to the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.